Subsequent Events - Additional information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	2 Months Ended
	Feb. 13, 2015	Feb. 24, 2015	Mar. 05, 2015
Ocean Rig Apollo
Syndicated secured term loan	$ 475,000
Variable rate basis	LIBOR
Debt instrument payment terms	The facility has a 5 year term, and approximate 12 year repayment profile, and bears interest at LIBOR plus a margin.
Ocean Rig Apollo | Senior secured term loan facility
Line of credit facility amount drawn down			$ 462,000
Ocean Rig
Dividend declared		$ 0.19
Date of dividend payment		Mar. 23, 2015
Date of dividend record		Mar. 10, 2015